Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Stock Redemption Activity
The following table summarizes share redemption (excluding the self-tender offer) activity during the three and nine months ended September 30, 2020 and 2019:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Shares of common stock redeemed	693,199	10,589,361	1,241,812	10,589,361
Weighted average price per share	$8.86	$9.54	$9.07	$9.54

The following table summarizes share redemption (excluding the self-tender offer) activity during the years ended December 31, 2019 and 2018:

	December 31,
	2019	2018
Shares of common stock redeemed	20,933,322	8,695,600
Weighted average price per share	$9.44	$9.61

Schedule of Distributions Paid
The following unaudited table summarizes the federal income tax treatment for all distributions per share for the years ended December 31, 2019, 2018, and 2017 reported for federal tax purposes and serves as a designation of capital gain distributions, if applicable, pursuant to Internal Revenue Code Section 857(b)(3)(C) and Treasury Regulation
§1.857-6(e).

	Year Ended December 31,
	2019		2018		2017
Ordinary income	$0.22	37%	$0.32	47%	$0.40	59%
Capital gain	0.08	13%	—	—%	0.18	26%
Return of capital	0.30	50%	0.36	53%	0.10	15%

Total distributions paid	$0.60	100%	$0.68	100%	$0.68	100%